ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
ACQUISITIONS

21 Acquisitions

Accounting policy

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Year ended 31 December 2021

On 4 January 2021, the Group completed the acquisition of the Extremity Orthopaedics business of Integra LifeSciences Holdings Corporation (‘Extremity Orthopaedics’). The acquisition significantly strengthens the Group’s extremities business by adding a combination of a focused sales channel, complementary shoulder replacement and upper and lower extremities portfolio, and a new product pipeline. The transaction comprised the acquisition of the entire issued share capital of two wholly owned US subsidiaries of Integra LifeSciences Holdings Corporation group and certain assets of the Extremity Orthopaedics business held both in and outside the US. The maximum consideration is $240m and the fair value of consideration is $236m and includes no deferred or contingent consideration.

The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Extremity Orthopaedics into the Group’s existing business, and is expected to be partly deductible for tax purposes.

The fair value of assets acquired and liabilities assumed are set out below:

Extremity Orthopaedics
$ million
Intangible assets – Product-related	101
Intangible assets – Customer-related	11
Property, plant and equipment	22
Inventory	41
Other payables	(23)
Net deferred tax liability	(12)
Net assets	140
Goodwill	96
Consideration (net of $nil cash acquired)	236

The product-related intangible assets were valued using an excess earnings methodology with the key inputs being revenue, profit and discount rate. The cash outflow from acquisitions of $285m (2020: $170m) comprises payments of consideration of $236m (2020: $117m) relating to the acquisition which completed in the current year and payments of deferred and contingent consideration of $49m (2020: $53m) relating to acquisitions completed in prior years.

The carrying value of goodwill increased from $2,928m at 31 December 2020 to $2,989m at 31 December 2021. The acquisition in the year ended 31 December 2021 increased goodwill by $96m, this was partially offset by foreign exchange movements of $35m.

For the year ended 31 December 2021 the contribution from Extremity Orthopaedics to revenue was $82m and to profit was immaterial. If the business combination had occurred at the beginning of the year the contribution to revenue and profit would not have been materially different.

Year ended 31 December 2020

On 23 January 2020, the Group completed the acquisition of 100% of the share capital of Tusker Medical, Inc. (‘Tusker’), a developer of an innovative in-office solution for tympanostomy (ear tubes) called Tula. The acquisition was deemed to be a business combination within the scope of IFRS 3 Business Combinations. The acquisition supports the Group’s strategy to invest in innovative technologies that address unmet clinical needs. The maximum consideration is $140m and the fair value of consideration is $139m and includes $6m of deferred consideration and $35m of contingent consideration. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Tusker into the Group’s existing business, and is not expected to be deductible for tax purposes. The acquisition accounting was completed in 2021 with no adjustments to the fair value disclosed in the Group's 2020 Annual Report.

Group financial statements continued

Notes to the Group accounts continued

21 Acquisitions continued

For the year ended 31 December 2020, the contribution to revenue and profit from Tusker was immaterial. If the business combination had occurred at the beginning of the year, the contribution to revenue and profit would also have been immaterial.

The fair value of assets acquired and liabilities assumed are set out below:

Tusker
$ million
Intangible assets – Product-related	53
Property, plant and equipment	6
Other receivables	1
Trade and other payables	(6)
Non-current liabilities	(3)
Net deferred tax asset	5
Net assets	56
Goodwill	83
Consideration (net of $nil cash acquired)	139

During the year ended 31 December 2020, the Group also completed two other smaller acquisitions in the spheres of remote physical therapy and arthroscopic enabling technology. The maximum aggregated consideration is $41m and the fair value of consideration is $26m and includes $3m of deferred consideration and $17m of contingent consideration. The fair value of aggregate assets acquired is: intangible assets of $8m, property and other net assets of $2m. The goodwill arising on these acquisitions is $16m, which is not expected to be deductible for tax purposes, and is attributable to future iterations of the technologies and the synergies that can be expected from integrating these acquisitions into the Group’s existing business.

For the year ended 31 December 2020, the contribution to revenue and profit from the business combinations was immaterial. If the business combinations had occurred at the beginning of the year, the contribution to revenue and profit would have been immaterial.

Year ended 31 December 2019

The Group acquired five medical technology businesses deemed to be business combinations within the scope of IFRS 3 Business Combinations during the year ended 31 December 2019. The acquisition accounting for these business combinations was completed in 2020 with no adjustments to the provisional fair value disclosed in the Group's 2019 Annual Report other than in relation to the Osiris Therapeutics, Inc. acquisition as outlined below.

On 22 January 2019, the Group completed the acquisition of 100% of the share capital of Ceterix Orthopaedics, Inc. (‘Ceterix’), a developer of a meniscus repair system. The acquisition supports the Company’s strategy to invest in innovative technologies that meet unmet clinical needs. The maximum consideration payable of $105m has a fair value of $96m, which includes deferred consideration of $5m and contingent consideration of $47m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 3.3%. The maximum contingent consideration is $55m. The goodwill is attributable to the control premium, the acquired workforce and the synergies expected from integrating Ceterix into the Group’s existing business.

On 17 April 2019, the Group completed the acquisition of 100% of the share capital of Osiris Therapeutics, Inc. (‘Osiris’), a fast-growing company delivering regenerative medicine products including skin, bone graft and articular cartilage substitutes that will further expand and differentiate the Group’s Advanced Wound Management portfolio. This acquisition provides the Group with a fast-growing portfolio with strong clinical evidence addressing critical needs in the skin substitute marketplace. It is one of the highest growth and high potential markets in wound management, filling an important need not previously adequately addressed in our portfolio. Cash consideration was $660m with no deferred or contingent consideration payable. The goodwill is attributable to the control premium, the acquired workforce and the synergies that can be expected from integrating Osiris into the Group’s existing business. During the year ended 31 December 2020, adjustments were made to the fair value of the provisions, net deferred tax liability and trade and other payables. These adjustments were made during the one-year measurement period in accordance with the requirements of IFRS 3. The net impact of these adjustments was $3m and has been reflected in the fair value of goodwill, reducing it from $301m to $298m.

Also on 17 April 2019, the Group completed the acquisition of 85.5% of the share capital of Leaf Healthcare, Inc. (‘Leaf’), a developer of the unique Leaf Patient Monitoring System for pressure injury prevention and patient mobility monitoring, which is highly complementary to the Group’s existing wound portfolio. This acquisition brings the Group’s total shareholding in Leaf to 100%. The Group’s existing holding of 14.5% of the share capital, with a carrying value of $6m, was remeasured to fair value resulting in a $1m gain which is included in selling, general and administrative expenses in the income statement. The maximum consideration payable of $75m for 100% of the share capital has a fair value of $52m, which includes deferred consideration of $4m and contingent consideration of $12m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 3.0%. The maximum contingent consideration is $35m. The goodwill is attributable to the control premium, the acquired workforce, future iterations of the technology and the synergies that can be expected from integrating Leaf into the Group’s existing business.

On 31 May 2019, the Group completed the acquisition of the Brainlab Orthopaedic Joint Reconstruction business (‘Brainlab OJR’). The acquisition supports the Group’s strategy to invest in best-in-class technologies that further its multi-asset digital surgery and robotic ecosystem. The maximum consideration payable of $108m has a fair value of $107m, which includes contingent consideration of $57m. The fair value of the contingent consideration is determined from the acquisition agreement, the risk adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 2.3%. The maximum contingent consideration is $58m. The goodwill is attributable to the control premium, the acquired workforce, future iterations of the technology and the synergies that can be expected from integrating the orthopaedic joint reconstruction business into the Group’s existing business.

On 1 July 2019, the Group completed the acquisition of 100% of the share capital of Atracsys Sàrl (‘Atracsys’), a Switzerland-based provider of optical tracking technology used in computer-assisted surgery. The acquisition supports the Group’s long-term commitment to develop its multi-asset digital surgery and robotics ecosystem to empower surgeons and improve clinical outcomes. The fair value of consideration is $42m which includes $14m of deferred consideration and $5m of contingent consideration. The fair value of contingent consideration is determined from the acquisition agreement, the risk-adjusted cash flows from the Board-approved acquisition model and a risk-free discount rate of 2.3%. The maximum contingent consideration is $6m. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Atracsys into the Group’s existing business.

Amounts allocated to goodwill arising on acquisitions during the year ended 31 December 2019 in the table below are not deductible for tax purposes, except in the case of the Brainlab OJR acquisition.

For the year ended 31 December 2019, the contribution to revenue from the Ceterix, Leaf, Brainlab OJR and Atracsys business combinations was immaterial and the contribution from the Osiris business combination was $114m. For the year ended 31 December 2019, the contribution to profit from the Ceterix, Leaf, Brainlab OJR, Osiris and Atracsys business combinations was immaterial.

If the business combinations had occurred at the beginning of the year, the contribution to revenue from the Ceterix, Leaf, Brainlab OJR and Atracsys business combinations would have been immaterial and the contribution from the Osiris business combination would have been $160m. If the business combinations had occurred at the beginning of the year, the contribution to profit from the Ceterix, Leaf, Brainlab OJR, Osiris and Atracsys business combinations would have been immaterial.

The fair values of assets acquired and liabilities assumed are set out below:

	Ceterix	Osiris	Leaf	Brainlab OJR	Atracsys
	$ million	$ million	$ million	$ million	$ million
Intangible assets – Product-related	43	284	14	–	9
Intangible assets – Technology	–	–	–	75	–
Intangible assets – Customer-related	–	80	–	9	1
Property, plant and equipment	2	6	–	–	1
Investments	–	17	–	–	–
Other non-current assets	–	4	–	–	–
Inventory	2	9	1	–	1
Trade and other receivables	1	49	1	–	1
Trade and other payables	(4)	(34)	(1)	–	(1)
Provisions	–	(14)	–	–	–
Non-current liabilities	–	(7)	–	–	–
Net deferred tax asset/(liability)	1	(56)	1	–	(1)
Net assets	45	338	16	84	11
Goodwill	49	298	37	23	31
Consideration (net of cash acquired1)	94	636	53	107	42

1	Cash acquired is as follows: Ceterix: $2m; Osiris: $24m; Leaf: $1m; Brainlab OJR: $nil; and Atracsys: $nil.